Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Changes in liabilities arising from financing activities	32 Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities
	Debt securities in issue		Subordinated Loans		Lease liabilities		Total Liabilities from financing activities
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	91,784	82,065	16,715	15,805	1,220	1,339	109,719	99,208
Cashflows:
Additions	92,707	85,113	983	3,163			93,690	88,276
Redemptions / Disposals	-82,844	-76,150	-1,090	-2,449	-296	-301	-84,230	-78,900
Non cash changes:
Amortisation	312	1	30	27	15	14	357	42
Other	39	-92	7	-26	239	161	285	43
Changes in unrealised revaluations	-7,658	-1,923	-1,470	-414			-9,127	-2,336
Foreign exchange movement	1,577	2,771	611	609	-4	6	2,185	3,386
Closing balance	95,918	91,784	15,786	16,715	1,174	1,220	112,878	109,719
Part of Debt securities in issue and subordinated loans are in fair value hedge accounting. Hence, 'Changes in unrealised revaluations' represent fair value adjustments to the hedged item attributable to the hedged interest rate risk. Reference is made to paragraph 'fair value hedge accounting' in Note 39 'Derivatives and hedge accounting'.